Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of Entity's and Subsidiaries' Total Assets, Liabilities, and Equity (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [line items]
Assets	$ 25,408,391,308	$ 19,363,733,070
Liabilities	21,865,037,435	15,922,663,034
Equity attributable to owners of the Bank	3,432,277,486	3,385,730,389
Non-controlling interests	111,076,387	55,339,647
Total comprehensive (loss) income attributable to owners of the Bank	164,168,537	52,003,501	$ 1,048,702,258
Total comprehensive (loss) income attributable to non-controlling interests	17,428,740	3,867,290	$ 3,072,258
The Entity
Disclosure Of Significant Accounting Policies [line items]
Assets	24,537,865,376	19,049,456,851
Liabilities	21,105,587,890	15,663,726,462
Equity attributable to owners of the Bank	3,432,277,486	3,385,730,389
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	164,168,537	52,003,501
Total comprehensive (loss) income attributable to non-controlling interests	0	0
The Entity | Volkswagen Financial Services Cía. Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Assets	560,772,538	344,083,387
Liabilities	472,460,010	268,230,337
Equity attributable to owners of the Bank	45,039,390	38,685,056
Non-controlling interests	43,273,138	37,167,994
Total comprehensive (loss) income attributable to owners of the Bank	6,354,334	5,597,697
Total comprehensive (loss) income attributable to non-controlling interests	6,105,144	5,378,177
The Entity | PSA Finance Argentina Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Assets	356,431,344	198,795,229
Liabilities	297,794,492	162,877,625
Equity attributable to owners of the Bank	29,318,426	17,958,802
Non-controlling interests	29,318,426	17,958,802
Total comprehensive (loss) income attributable to owners of the Bank	11,359,648	(1,360,309)
Total comprehensive (loss) income attributable to non-controlling interests	11,359,622	(1,360,309)
The Entity | FCA Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Assets	396,754,020
Liabilities	320,138,020
Equity attributable to owners of the Bank	38,308,000
Non-controlling interests	38,308,000
Total comprehensive (loss) income attributable to owners of the Bank	0
Total comprehensive (loss) income attributable to non-controlling interests	0
The Entity | Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)
Disclosure Of Significant Accounting Policies [line items]
Assets	483,808	554,905
Liabilities	100,328	93,294
Equity attributable to owners of the Bank	206,657	248,760
Non-controlling interests	176,823	212,851
Total comprehensive (loss) income attributable to owners of the Bank	(42,104)	(175,986)
Total comprehensive (loss) income attributable to non-controlling interests	(36,026)	(150,578)
The Entity | BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión.
Disclosure Of Significant Accounting Policies [line items]
Assets	127,330,747	50,788,203
Liabilities	43,546,635	10,251,981
Equity attributable to owners of the Bank	83,784,112	40,536,222
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	43,247,670	26,227,101
Total comprehensive (loss) income attributable to non-controlling interests	0	0
Eliminated
Disclosure Of Significant Accounting Policies [line items]
Assets	(571,246,525)	(279,945,505)
Liabilities	(374,589,940)	(182,516,665)
Equity attributable to owners of the Bank	(196,656,585)	(97,428,840)
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to owners of the Bank	(60,919,548)	(30,288,503)
Total comprehensive (loss) income attributable to non-controlling interests	$ 0	$ 0